INCOME TAXES - Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Major components of tax expense (income) [abstract]
Net loss	$ (8,650,763)	$ (480,377)	$ (78,717)
Statutory tax rate	27.75%	27.00%	27.00%
Expected income tax recovery	$ (2,400,311)	$ (129,702)	$ (21,254)
Deductible and non-deductible items	(256,939)	42,136	0
Change in deferred tax assets not recognized	2,657,250	87,566	21,254
Total income tax recovery	$ 0	$ 0	$ 0